EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended
	Nov. 14, 2013	Feb. 22, 2013	Nov. 29, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options				$ 2,069
Treasury Stock, Shares, Acquired			2,000,000
Stock Repurchase Program, Authorized Amount			7,000
Share Price		$ 0.15	$ 3.50
Proceeds from Issuance of Common Stock	37,791			0	37,791	0
Common Stock Repurchase Percentage			5.00%
Payments Of Dividends		5,802		0	5,802	0
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares	6,497,400				6,497,400
Share Price	$ 6.25
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				340,000	595,000	432,805
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 3.19	$ 2.51	$ 1.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value				$ 7,446	$ 2,839	$ 2,668
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				6 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				605,321